Net Income (Loss) Per Share - Summary of Potentially Dilutive Securities (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net loss per share	839,077	6,732,839	3,304,257	6,678,207	6,436,235	5,967,719
Series F Preferred Redeemable Convertible Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net loss per share	788,074	4,836,572	3,253,254	4,781,940	4,891,205	4,653,197
Employee Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net loss per share		1,107,929		1,107,929	756,692	504,550
Warrant Liability
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net loss per share	51,003		51,003
Series G Preferred Stock | Warrant Liability
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net loss per share		788,338		788,338	788,338	809,972